SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies
Loss on disposal of vehicles	516,550	9,117,467	4,602,078
Car rental operating licenses and vehicle license plates [Member]
Significant Accounting Policies
Gross carrying value	38,246,326	29,977,317
In-car equipment [Member]
Significant Accounting Policies
Estimated useful lives of property and equipment	3 years
Office furniture and equipment [Member]
Significant Accounting Policies
Estimated useful lives of property and equipment	5 years
Minimum [Member]
Significant Accounting Policies
Estimated holding period of vehicles	3 years
Holding period for vehicles subject to the repurchase programs	12 months
No GPS track period for missing car	6 months
Minimum [Member] | Automobiles [Member]
Significant Accounting Policies
Estimated useful lives of property and equipment	3 years
Minimum [Member] | Software [Member]
Significant Accounting Policies
Estimated useful lives of property and equipment	3 years
Minimum [Member] | Leasehold improvements [Member]
Significant Accounting Policies
Estimated useful lives of property and equipment	1 year
Maximum [Member]
Significant Accounting Policies
Estimated holding period of vehicles	4 years
Holding period for vehicles subject to the repurchase programs	24 months
Maximum [Member] | Automobiles [Member]
Significant Accounting Policies
Estimated useful lives of property and equipment	4 years
Maximum [Member] | Software [Member]
Significant Accounting Policies
Estimated useful lives of property and equipment	5 years
Maximum [Member] | Leasehold improvements [Member]
Significant Accounting Policies
Estimated useful lives of property and equipment	5 years